TAXES PAYABLE	12 Months Ended
Dec. 31, 2020
TAXES PAYABLE
TAXES PAYABLE

NOTE 18 — TAXES PAYABLE

	2020	2019
Payroll charges	100,301	75,385
ICMS (state VAT)	99,430	47,244
COFINS (tax on revenue)	51,444	6,654
IPI (federal VAT)	38,153	13,252
IVA (value-added tax) and others	310,761	290,453
	600,089	432,988